Debt - Schedule of Indebtedness (Details) $ in Thousands	Dec. 31, 2024 USD ($) aircraft engine	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Commitment	$ 56,829,463
Undrawn amounts	11,292,324
Debt issuance costs, debt discounts and debt premium	(242,984)	$ (212,622)
Debt	$ 45,294,511	46,483,903
Asset Pledged as Collateral
Debt Instrument [Line Items]
Collateral (number of aircraft and helicopters) | aircraft	276
Unsecured
Debt Instrument [Line Items]
Commitment	$ 44,175,000
Undrawn amounts	9,425,000
Amount outstanding	34,750,000	34,295,349
Unsecured | AerCap Trust & AICDC Notes
Debt Instrument [Line Items]
Commitment	29,950,000
Undrawn amounts	0
Amount outstanding	$ 29,950,000	31,215,349
Weighted average interest rate	3.94%
Unsecured | Asia and Citi revolving credit facilities
Debt Instrument [Line Items]
Commitment	$ 9,450,000
Undrawn amounts	9,425,000
Amount outstanding	$ 25,000	25,000
Weighted average interest rate	6.14%
Unsecured | Other unsecured debt
Debt Instrument [Line Items]
Commitment	$ 4,775,000
Undrawn amounts	0
Amount outstanding	$ 4,775,000	3,055,000
Weighted average interest rate	5.65%
Secured
Debt Instrument [Line Items]
Commitment	$ 10,404,463
Undrawn amounts	1,867,324
Amount outstanding	8,537,495	10,151,176
Secured | Export credit facilities
Debt Instrument [Line Items]
Commitment	974,269
Undrawn amounts	0
Amount outstanding	$ 974,269	1,034,687
Weighted average interest rate	2.99%
Additional commitment	$ 800,000
Secured | Export credit facilities | Asset Pledged as Collateral
Debt Instrument [Line Items]
Collateral (number of aircraft and helicopters) | aircraft	41
Secured | Institutional secured term loans & secured portfolio loans
Debt Instrument [Line Items]
Commitment	$ 6,381,992
Undrawn amounts	143,472
Amount outstanding	$ 6,238,520	7,667,363
Weighted average interest rate	5.36%
Secured | Institutional secured term loans & secured portfolio loans | Asset Pledged as Collateral
Debt Instrument [Line Items]
Collateral (number of aircraft and helicopters) | aircraft	199
Secured | AerFunding Revolving Credit Facility
Debt Instrument [Line Items]
Commitment	$ 2,250,000
Undrawn amounts	1,239,301
Amount outstanding	$ 1,010,699	1,032,151
Weighted average interest rate	6.18%
Secured | AerFunding Revolving Credit Facility | Asset Pledged as Collateral
Debt Instrument [Line Items]
Collateral (number of aircraft and helicopters) | aircraft	26
Secured | Other secured debt
Debt Instrument [Line Items]
Commitment	$ 798,202
Undrawn amounts	484,551
Amount outstanding	$ 313,651	415,982
Weighted average interest rate	5.58%
Secured | Other secured debt | Asset Pledged as Collateral
Debt Instrument [Line Items]
Collateral (number of aircraft and helicopters) | aircraft	10
Number of engines pledged as collateral | engine	74
Secured | Secured debt fair value adjustment
Debt Instrument [Line Items]
Commitment	$ 0
Undrawn amounts	0
Amount outstanding	356	993
Subordinated
Debt Instrument [Line Items]
Commitment	2,250,000
Undrawn amounts	0
Amount outstanding	2,250,000	2,250,000
Subordinated | Subordinated notes
Debt Instrument [Line Items]
Commitment	2,250,000
Undrawn amounts	0
Amount outstanding	$ 2,250,000	$ 2,250,000
Weighted average interest rate	6.60%
Floating Rate Debt
Debt Instrument [Line Items]
Debt	$ 11,000,000